SCHEDULE OF MATURITIES OF BANK LOANS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Short-Term Debt [Line Items]
Carrying amount	$ 6,050	$ 7,981	$ 9,433
Year one	3,215	4,241	5,461
Year two	153	203	218
Year three	153	203	204
Year four	153	203	204
Year five	153	203	204
Thereafter	$ 2,226	2,928	3,142
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Carrying amount		7,841	9,269
Year one		4,218	5,437
Year two		180	194
Year three		180	180
Year four		180	180
Year five		180	180
Thereafter		2,903	3,098
Secured Floating Interest [Member]
Short-Term Debt [Line Items]
Carrying amount		140	164
Year one		23	24
Year two		23	24
Year three		23	24
Year four		23	24
Year five		23	24
Thereafter		$ 25	$ 44